-------------------------------------------------------------------------------

CORTLAND                                600 Fifth Avenue
TRUST, INC.                             New York, NY 10020
                                        212-830-5200

===============================================================================

Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 1995 through September 30, 1995.

Cortland Trust, Inc.'s Money Market Fund had net assets of $1,288,531,056 as of September 30, 1995. Dividends earned on a share of the General Money Market Fund held throughout the period were $0.025. When adjusted for the compounding effect of the reinvestment dividends, this represents a yield of 5.12% on an annual basis.

As of September 30, 1995, the U.S. Government Fund had net assets of $257,301,580. Dividends earned on a share of the U.S. Government Fund held throughout the period were $.024. When adjusted for the compounding effect of the reinvestment dividends, this represents a yield of 4.96% on an annual basis.

As of September 30, 1995, the Municipal Money Market Fund had net assets of $248,610,476. Dividends earned on a share of the Municipal Money Market Fund held throughout the period were $.016. When adjusted for the compounding effect of the reinvestment dividends, this represents a yield of 3.19% on an annual basis.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W.Duff


Steven W. Duff
President

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================



                                                                                                           Ratings (a)
                                                                                                       ----------------
     Face                                                      Maturity                   Value                Standard
    Amount                                                       Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                       ----      -----        --------       -------   ------
DOMESTIC SECURITIES (74.07%)
Commercial Paper (26.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  American Home Products Incorporated (b)       10/12/95     5.82%    $  24,959,931         P1
    15,000,000  Bear Stearns Companies Incorporated           11/10/95     5.80        14,906,562         P1       A1
    40,000,000  Ford Motor Credit Company                     10/02/95     5.73        40,000,000         P1       A1
    20,000,000  Ford Motor Credit Company                     12/08/95     5.75        19,788,950         P1       A1
    10,000,000  GTE Corporation (b)                           10/25/95     5.81         9,963,072
    26,000,000  GTE Corporation (b)                           11/02/95     5.88        25,869,025
    30,000,000  General Motors Acceptance Corporation (b)     10/30/95     5.83        29,864,667
    45,000,000  Merrill Lynch & Company Incorporated          10/18/95     5.78        44,885,400         P1       A1+
    20,000,000  Merrill Lynch & Company Incorporated          12/07/95     5.72        19,792,833         P1       A1+
    20,000,000  New Center Asset Trust                        10/11/95     5.79        19,971,200         P1       A1+
    20,000,000  New Center Asset Trust                        10/12/95     5.80        19,967,944         P1       A1+
    25,000,000  Ranger Funding Corporation                    10/19/95     5.78        24,932,708         P1       A1
    16,000,000  Ranger Funding Corporation                    11/09/95     5.78        15,903,227         P1       A1
    10,000,000  Ranger Funding Corporation                    11/16/95     5.81         9,928,250         P1       A1
    15,000,000  Receivables Capital Corporation               10/20/95     5.78        14,956,875         P1       A1
  ------------                                                                       ------------
   337,000,000  Total Commercial Paper                                                335,690,644
  ------------                                                                       ------------
Bankers' Acceptance (1.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$   24,000,000  Trust Company Bank of Atlanta                 12/29/95     5.78%    $  23,665,600         P1       A1+
   -----------                                                                       ------------
    24,000,000  Total Bankers' Acceptance                                              23,665,600
   -----------                                                                       ------------
Certificates of Deposit (0.78%)
----------------------------------------------------------------------------------------------------------------------
$   10,000,000  American Express Centurian Bank               10/23/95     5.75%    $  10,000,000         P1       A1
   -----------                                                                       ------------
    10,000,000  Total Certificates of Deposit                                          10,000,000
   -----------                                                                       ------------
Letter of Credit Commercial Paper (22.08%)
----------------------------------------------------------------------------------------------------------------------
$   10,000,000  AES Barbers Point, Incorporated
                LOC Bank of America                           10/05/95     5.78%    $   9,995,208                  A1
    13,000,000  Banco Bradesco S.A. (Grand Cayman)
                LOC Barclays Bank PLC                         12/20/95     5.87        12,836,536         P1       A1+
    15,000,000  Banco Bradesco S.A. (Grand Cayman)
                LOC Barclays Bank PLC                         02/23/96     5.79        14,661,000         P1       A1+
    19,000,000  Banco Mercantile
                LOC Bayerische Vereinsbank, A.G.              11/29/95     5.80        18,824,904         P1       A1+
    10,000,000  Beal Cayman Limited
                LOC Westdeutsche Landesbank Girozentrale      03/06/96     5.80         9,755,600         P1       A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================


                                                                                                           Ratings (a)
                                                                                                       ----------------
     Face                                                     Maturity                    Value                Standard
    Amount                                                       Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                       ----      -----        --------       -------   ------
Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Beal Cayman Limited
                LOC Westdeutsche Landesbank Girozentrale      03/14/96     5.75%    $  14,618,017         P1       A1+
    15,000,000  Cemex S.A.
                LOC Credit Suisse                             11/20/95     5.76        14,883,625         P1       A1+
    20,000,000  Cemex S.A.
                LOC Credit Suisse                             01/10/96     5.77        19,685,556         P1       A1+
    15,000,000  Cofco Capital Corporation
                LOC Credit Suisse                             10/10/95     5.77        14,981,033         P1       A1+
    20,000,000  Galicia Funding Corporation
                LOC Bayerische Vereinsbank, A.G.              01/17/96     5.85        19,662,355         P1       A1+
     5,000,000  Guangdong Enterprises Limited
                LOC Credit Suisse                             01/25/96     5.72         4,910,396         P1       A1
    25,500,000  James River Cogeneration Energy Company
                LOC Banque Paribas                            10/19/95     5.77        25,430,881         P1       A1
    10,000,000  Pemex Capital, Incorporated
                LOC Credit Suisse                             10/25/95     5.79         9,963,328         P1       A1+
    20,000,000  Petroleo Brasileiro S.A.
                LOC Barclays Bank PLC                         12/11/95     5.86        19,776,389         P1       A1+
    15,000,000  Petroleo Brasileiro S.A.
                LOC Barclays Bank PLC                         02/27/96     5.90        14,647,267         P1       A1+
    15,000,000  SCI Systems Incorporation
                LOC ABN AMRO Bank N.V.                        10/20/95     5.75        14,957,100         P1       A1+
    30,000,000  Unibanco Brasilieros
                LOC Westdeutsche Landesbank Girozentrale      10/04/95     5.89        29,990,333         P1       A1+
    15,100,000  Vehicle Services of America
                LOC Nations Bank                              11/17/95     5.76        14,989,829         P1       A1
  ------------                                                                        -----------
   287,600,000  Total Letter of Credit Commercial Paper                               284,569,357
  ------------                                                                        -----------

U.S. Government Agency (.39%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Home Loan Bank (c)                    11/18/97     6.25%    $   5,000,000
    ----------                                                                         ----------
     5,000,000  Total U.S. Government Agency                                            5,000,000
    ----------                                                                         ----------
Master Note (1.55%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Donaldson, Lufkin & Jenrette, Inc. (d)        06/21/96     6.20%    $  20,000,000
   -----------                                                                        -----------
    20,000,000  Total Master Note                                                      20,000,000
   -----------                                                                        -----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                                                                                                   Ratings (a)
                                                                                                                ----------------
     Face                                                              Maturity                    Value                Standard
    Amount                                                                Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                ----      -----        --------       -------   ------
Medium Term Note (3.49%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Bank One (Columbus) (e)                                03/20/96     5.98%    $  25,000,000         P1       A1
    20,000,000  Royal Bank of Canada (f)                               09/25/96     6.17        19,996,077         P1       A1+
 -------------                                                                                ------------
    45,000,000  Total Medium Term Note                                                          44,996,077
 -------------                                                                                ------------
Other Notes (5.57%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  City of New York, NY
                GO Bonds (Fiscal 1996) - Series A-2
                LOC Societe Generale                                   08/01/25     5.95%    $  10,000,000       VMIG-1     A1+
    27,000,000  City of New York, NY
                Taxable Municipal Commerical Paper
                (Fiscal 1996) - Series A-2
                LOC Societe Generale                                   01/18/96     5.87        27,000,000
     8,000,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC National Bank of Detroit                           06/01/10     6.00         8,000,000         P1
    19,000,000  State of Missouri HEFA
                (SSM Health Care System) 1995 - Series D
                MBIA Insured                                           06/01/24     5.95        19,000,000         Aaa      AAA
     7,800,000  Stone Creek, L.L.C.
                Taxable Variable Rate Securities - Series 1995
                LOC Columbus Bank & Trust Company                      08/01/20     6.00         7,800,000         P1
--------------                                                                             ---------------
    71,800,000  Total Other Notes                                                               71,800,000
--------------                                                                             ---------------
Repurchase Agreements, Overnight (5.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$   76,578,000  Donaldson, Lufkin & Jennette, Inc., dated 9/29/95
                (Collateralized by $76,578,231 U.S. Treasury Notes,
                7.875% to 8.250%, due 04/15/98 to 07/15/98)            10/02/95     6.20% $     76,578,000
--------------                                                                             ---------------
     76,578,000 Total Repurchase Agreements, Overnight                                          76,578,000
---------------                                                                            ---------------
Short Term Bank Notes (4.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$   31,000,000  Boatmen's National Bank of St. Louis (g)               02/28/96     5.85%    $  31,000,000         P1       A1
    25,000,000  First Bank System                                      10/16/95     5.75        25,000,000         P1       A1
   -----------                                                                                 -----------
    56,000,000  Total Short Term Bank Notes                                                     56,000,000
   -----------                                                                                 -----------
U.S. Government Obligations (2.03%)
-----------------------------------------------------------------------------------------------------------------------------------
$      946,931  Small Business Administration Variable Loan (h)        08/25/99    7.13%    $     946,931
       384,746  Small Business Administration Variable Loan (h)        09/25/99    6.88           384,746
     2,625,314  Small Business Administration Variable Loan (h)        09/25/02    7.13         2,625,315
       683,026  Small Business Administration Variable Loan (h)        10/25/02    6.88           683,026
     3,645,724  Small Business Administration Variable Loan (h)        12/25/09    7.13         3,645,724
    17,636,738  Small Business Administration Variable Loan (h)        03/25/17    6.73        17,836,912
   -----------                                                                                -----------
    25,922,479  Total U.S. Government Obligations                                              26,122,654
   -----------                                                                                -----------
                Total Domestic Securities                                                     954,422,332
                                                                                             ------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
     Face                                                               Maturity                    Value                Standard
    Amount                                                                 Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                 ----      -----        --------       -------   ------

FOREIGN SECURITIES (25.88%)
Eurodollar Certificates of Deposit (1.55%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bank of Nova Scotia                                     11/14/95     5.82%    $  19,998,433
   -----------                                                                                  -----------
    20,000,000  Total Eurodollar Certificates of Deposit                                         19,998,433
   -----------                                                                                  -----------
Foreign Commercial Paper (20.83%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  ABN-AMRO Canadian Schedule B                            12/01/95     5.72%    $   9,905,833         P1       A1+
    25,000,000  Banque International A Luxembourg (Oil International)   12/28/95     5.82        24,653,208         P1       A1+
    13,000,000  Banque Paribas                                          11/08/95     5.78        12,923,842         P1       A1
    20,000,000  Banque Paribas                                          12/14/95     5.73        19,770,861         P1       A1
    25,000,000  Caisse Centrale Desjardins de Quebec                    03/01/96     5.76        24,412,778         P1       A1+
    10,000,000  Canadian Imperial Bank of Commerce                      10/16/95     5.75         9,977,950         P1       A1+
    25,000,000  Cheltenham & Gloucester Building Society                12/22/95     5.70        24,683,875         P1       A1
    15,000,000  Commerzbank A.G.                                        10/25/95     5.75        14,945,183         P1       A1+
    12,500,000  Compagnie Bancaire                                      12/21/95     5.80        12,341,111         P1       A1
    20,000,000  Sanwa Business Credit Corporation                       10/16/95     5.84        19,954,889         P1       A1
    10,000,000  Sanwa Business Credit Corporation                       10/16/95     5.85         9,977,406         P1       A1
    20,000,000  Sanwa Business Credit Corporation                       10/31/95     5.81        19,907,039         P1       A1
    65,000,000  Union Bank of Switzerland                               10/02/95     6.40        65,000,000         P1       A1+
   -----------                                                                                  -----------
   270,500,000  Total Foreign Commercial Paper                                                  268,453,975
  ------------                                                                                 ------------
Japanese Eurodollar Certificates of Deposit (1.56%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Norinchukin Bank Ltd.                                   10/31/95     6.17%    $  20,000,160
   -----------                                                                                  -----------
    20,000,000  Total Japanese Eurodollar Certificates of Deposit                                20,000,160
   -----------                                                                                  -----------
Yankee Certificates of Deposit (1.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banque Nationale de Paris                               10/18/95     5.79%    $  15,000,114         P1       A1+
    10,000,000  National Westminster Bank PLC                           10/24/95     5.73        10,002,463         P1       A1+
   -----------                                                                                -------------
    25,000,000  Total Yankee Certificates of Deposit                                             25,002,577
   -----------                                                                                -------------
                Total Foreign Securities                                                        333,455,145
                                                                                              -------------
                Total Investments(99.95%)(Cost $1,287,877,477+)                               1,287,877,477
                Cash and Other Assets, Net of Liabilities(.05%)                                     653,579
                                                                                              -------------
                Net Assets(100.00%)                                                         $ 1,288,531,056
                                                                                              =============

               + Aggregate cost for federal income tax purpose is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================


FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund may invest.

(b) These are split rated securities, given the highest ratings by at least two of the four nationally recognized rating agencies.

(c) This is a variable rate Federal Home Loan Bank Note. The interest rate is adjusted monthly based upon the prime rate minus a fixed number of basis points.

(d) This is a Master Note. The interest rate is adjusted weekly based upon the one week LIBOR rate.

(e) This is a Medium Term Note. The interest rate is adjusted daily based upon the prime rate minus 2.77%.

(f) This is a Medium Term Note. The interest rate is adjusted daily based upon the federal funds effective plus 10 basis point.

(g) This is a Short Term Bank Note. The interest rate is adjusted weekly based upon the federal funds rate.

(h) This is a Small Business Administration variable pool certificate. The interest rate is adjusted periodically based upon the prime rate.


KEY
     GO               =        Government Obligations
     HEFA             =        Health and Education Facilities Authority
     IDRB             =        Industrial Development Revenue Bond

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

      Face                                                                      Maturity                 Value
     Amount                                                                       Date     Yield       (Note 2)
     ------                                                                       ----     -----       --------
U.S. Government Agencies (62.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Federal Farm Credit Bank                                        11/01/95     5.73%   $ 5,000,000
     5,000,000  Federal Home Loan Bank                                          10/18/95     5.68      4,987,544
     5,000,000  Federal Home Loan Bank                                          12/27/95     5.66      4,933,350
     5,000,000  Federal Home Loan Bank                                          02/12/96     5.76      4,896,556
     5,000,000  Federal Home Loan Mortgage Corporation                          10/12/95     5.67      4,992,236
     5,000,000  Federal Home Loan Mortgage Corporation                          10/16/95     5.72      4,988,975
     5,000,000  Federal Home Loan Mortgage Corporation                          11/01/95     5.68      4,976,667
     5,000,000  Federal Home Loan Mortgage Corporation                          11/06/95     5.67      4,972,681
     5,000,000  Federal Home Loan Mortgage Corporation                          11/20/95     5.66      4,961,889
     5,000,000  Federal Home Loan Mortgage Corporation                          12/01/95     5.65      4,953,583
     5,000,000  Federal Home Loan Mortgage Corporation                          12/05/95     5.65      4,950,443
     5,000,000  Federal National Mortgage Association                           10/05/95     5.84      4,997,604
    10,000,000  Federal National Mortgage Association                           10/10/95     5.79      9,987,333
     5,000,000  Federal National Mortgage Association                           10/27/95     5.69      4,980,556
    10,000,000  Federal National Mortgage Association                           11/15/95     5.72     10,000,000
    10,000,000  Federal National Mortgage Association                           11/15/95     5.72     10,000,000
     5,000,000  Federal National Mortgage Association                           11/29/95     5.63      4,955,292
     5,000,000  Federal National Mortgage Association                           12/07/95     5.65      4,949,125
     5,885,000  Federal National Mortgage Association                           12/12/95     5.62      5,820,700
     5,000,000  Federal National Mortgage Association                           12/13/95     5.65      4,944,250
     5,000,000  Federal National Mortgage Association                           12/21/95     5.61      4,938,556
     5,000,000  Federal National Mortgage Association                           12/22/95     5.66      4,937,225
     5,000,000  Federal National Mortgage Association                           12/28/95     5.68      4,932,696
     5,000,000  Federal National Mortgage Association                           01/29/96     5.65      4,908,767
     5,000,000  Federal National Mortgage Association                           09/03/96     5.83      4,996,841
     5,000,000  Student Loan Marketing Association                              10/12/95     5.37      5,000,000
     5,000,000  Student Loan Marketing Association                              02/08/96     5.46      5,000,000
     5,000,000  Student Loan Marketing Association                              03/14/96     5.49      5,000,000
     5,000,000  Student Loan Marketing Association                              10/04/96     5.97      5,000,000
   -----------                                                                                       -----------
   160,885,000  Total U.S. Government Agencies                                                       159,962,869
   -----------                                                                                       -----------
Repurchase Agreement, Overnight (39.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$  102,198,000  Morgan (J.P.) Securities, Inc., dated 9/29/95 (Collateralized by $104,242,768 U.S. Treasury Notes, 5.625% to 5.875%,
                due 06/30/97 to 07/31/97)                                       10/02/95     6.35%  $102,198,000
   -----------                                                                                       -----------
   102,198,000  Total Repurchase Agreement, Overnight                                                102,198,000
   -----------                                                                                       -----------
                Total Investments(101.89%)(Cost $262,160,869+)                                       262,160,869
                Liabilities, in Excess of Cash and Other Assets(1.89%)                               ( 4,859,289)
                                                                                                      ----------
                Net Assets (100.00%)                                                               $ 257,301,580
                                                                                                     ===========

                + Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ---------------
     Face                                                                 Maturity                    Value               Standard
    Amount                                                                  Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                  ----      -----        --------       --------  ------
Other Tax Exempt Investments (17.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  City of Houston, TX TRAN - Series 1995                   06/27/96     3.64%    $   5,028,365        MIG-1    SP-1+
     3,000,000  City of Jersey City, Hudson County, NJ BAN               11/17/95     4.59         3,002,165                 SP-1
     1,710,000  City of Wichita, KS GO
                Airport Renewal and Improvement - Series 1994B           11/30/95     4.73         1,711,162       VMIG-1    SP-1+
     3,670,000  County of Stark, OH GO - Series 1994-3                   10/19/95     4.34         3,670,490
     2,000,000  Davis County, UT TAN                                     12/29/95     3.49         2,003,307
     2,500,000  Dayton, OH Limited GO Airport Improvement BAN            12/29/95     3.89         2,500,294
     4,000,000  Greater Cleveland Regional Transit Authority
                Capital Improvements BAN - Series 1995                   04/10/96     3.69         4,007,072        MIG-1
     5,000,000  HEFA State of Missouri School District
                LOC Bayerische Landesbank Girozentrale                   08/19/96     3.88         5,023,177                 SP-1+
     7,418,000  Howard County, IN Kokomo Center Township
                Consolidated School Corporation                          12/29/95     4.93         7,420,528
     5,000,000  Illinois State Revenue Anticipation Certificates         05/10/96     3.75         5,020,568        MIG-1    SP-1+
     2,000,000  Michigan Municipal Bond Authority RN - Series 1995B      07/03/96     3.74         2,010,128                 SP-1+
     1,600,000  Pennsylvania State University                            03/01/96     3.64         1,656,464         P1
     1,000,000  Wapello County, IA Ottumwa Community
                School District Anticipatory Note - Series 1995          08/08/96     4.37         1,001,366
    ----------                                                                                   -----------
    43,898,000  Total Tax Exempt Investments                                                      44,055,086
    ----------                                                                                   -----------
Other Variable Rate Demand Instruments (b) (62.30%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,010,000  Arlington County, VA IDA (Air Force Association Project)
                LOC Central Fidelity Bank                                07/01/98     3.95%    $   5,010,000
     1,070,000  Auburn, IN EDRB (R.J. Tower Corporation)
                LOC Old Kent Bank & Trust Co.                            09/01/00     4.65         1,070,000                  A1+
     1,975,000  Buffalo County, NE
                (Sisters of Charity Health Care Systems)
                MBIA Insured                                             05/01/18     4.35         1,975,000       VMIG-1     A1+
       800,000  Buncombe County, NC PCRB
                (Ashville Incorporate Project)
                LOC Nations Bank                                         06/01/07     4.60           800,000         P1       A1
     3,000,000  California Higher Education Loan Authority
                LOC Student Loan Marketing Association                   07/01/02     4.50         3,000,000       VMIG-1     A1+
     1,000,000  Carthage, MO IDA IDRB (Legget & Platt, Incorporated)
                LOC National Westminster Bank PLC                        09/01/30     5.05         1,000,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ----------------
     Face                                                                   Maturity                   Value               Standard
    Amount                                                                    Date      Yield        (Note 2)      Moody's & Poor's
    ------                                                                    ----      -----        --------      --------  ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    4,700,000  Charita Bulls Illinois Development Finance Authority
                (James Jordan Boys & Girls Club)
                LOC American National Bank & Trust Co. of Chicago,
                LaSalle National Bank                                      08/01/30     4.30%    $   4,700,000                  A1
     1,000,000  Chesapeake, VA Development Authority IDRB
                (Volvo Project)
                LOC Union Bank of Switzerland                              12/01/06     4.35         1,000,000
       800,000  City of Akron, OH
                (Sanitary Sewer System RB) -  Series 1994
                LOC Credit Suisse                                          12/01/14     4.40           800,000
     4,000,000  City of Selma, AL IDA RB
                (Specialty Minerals, Incorporated Project)
                LOC Wachovia Bank & Trust Co., N.A.                        11/01/09     4.65         4,000,000         P1
     2,000,000  County of Alameda, CA IDA
                (Scientific Technology Project)
                LOC Banque Nationale de Paris                              08/01/24     4.55         2,000,000                  A1+
     2,400,000  Cullman, AL Industrial Development Board IDRB
                (Pressac Project)
                LOC National Bank of Detroit                               06/01/02     4.75         2,400,000                  A1+
     1,755,000  Elkhart County, IN EDRB
                (Burger Diary Corporation Project)
                LOC Old Kent Bank & Trust Co.                              12/01/11     4.75         1,755,000                  A1
     2,500,000  Forsyth, MT PCRB
                (Portland General Electric Company)
                LOC Banque Nationale de Paris                              12/01/16     4.90         2,500,000       VMIG-1
     3,400,000  Franklin County, GA Industrial Building Authority (Ross)
                LOC Comerica Bank                                          01/01/07     4.75         3,400,000
     2,000,000  Franklin County, IA EDRB (J & J Project) - Series 1995
                LOC Fifth Third Bank                                       05/01/10     4.60         2,000,000
     1,470,000  Fulton County, GA RDA (Darby Printing Company)
                LOC Wachovia Bank & Trust Co., N.A.                        04/01/11     4.65         1,470,000
     3,500,000  Graves County, KY IDRB (Seaboard Farms)
                LOC Bank of New York                                       12/01/12     4.60         3,500,000                  A1
     3,000,000  Greater East, TX Higher Education
                Student Loan Authority - Series 1992B
                LOC Student Loan Marketing Association                     05/01/42     4.45         3,000,000       VMIG-1     A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ----------------
     Face                                                                  Maturity                    Value              Standard
    Amount                                                                    Date      Yield        (Note 2)     Moody's & Poor's
    ------                                                                    ----      -----        --------     --------  ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000  Greensville County, VA Development Authority IDRB
                (Perdue Farms Incorporated Project)
                LOC Trust Co. Bank of Atlanta                              10/01/06     4.55%    $   1,000,000
     4,120,000  Hamilton County, OH EDRB (Berman Printing Company)
                LOC Fifth Third Bank                                       12/01/08     4.60         4,120,000
     1,000,000  Harris County, TX IDRB
                (Yokohama Tire Corporation Project) - Series 1986
                LOC Industrial Bank of Japan, Ltd.                         12/01/96     5.00         1,000,000
     5,100,000  Illinois Health Facilities Revolving FD Pooled - Series C
                LOC First National Bank                                    08/01/15     4.40         5,100,000       VMIG-1
     2,005,000  Indiana HFFA RB (Community Mental Health)
                LOC Toronto-Dominion Bank                                  11/01/20     4.40         2,005,000
     1,600,000  Indiana State EDC
                (Fischer Enterprise Limited Project) - Series 1989
                LOC Citizen's Fidelity Bank & Trust Company                12/01/04     4.65         1,600,000
       558,000  Jefferson County, KY IDRB (Belknap Incorporation)
                LOC Chemical Bank                                          12/01/14     3.85           558,000         P1       A1
     2,500,000  Kentucky Pollution Abatement & Water Res. Fin. Auth. RB
                (Toyota Motor Manufacturing)
                LOC Toyota Motor Credit                                    08/13/06     5.00         2,500,000
     9,900,000  Lexington - Fayette Urban County Airport Corporation
                LOC Credit Locale de France                                04/01/24     5.00         9,900,000         P1       A1+
     3,000,000  Lockport, IL IDRB (Panduit Corporation Project)
                LOC Commerzbank A.G.                                       04/01/25     4.30         3,000,000       VMIG-1     A1+
     3,600,000  Massachusetts IFA (890 Commonwealth Realty Trust)
                LOC Bank of New York                                       12/01/11     4.70         3,600,000         P1       A1
       400,000  Meridian, MI EDC
                (Hannah Research & Technology Center)
                LOC Barclays Bank PLC                                      11/15/14     4.05           400,000                  A1+
       920,000  Michigan State Strategic Fund (260 Brown Street)
                LOC Comerica Bank                                          10/01/15     3.75           920,000
     2,000,000  Michigan State Strategic Fund Long Term Obligation RB
                (Beg. Realty Incorporated Project)
                LOC Bank One Milwaukee, N.A.                               10/01/01     4.63         2,000,000
     3,400,000  Mississippi Business Finance Corporation IDRB
                (Schuller International, Incorporated Project)
                LOC Bank of New York                                       08/01/07     4.75         3,400,000         P1


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
     Face                                                               Maturity                    Value                Standard
    Amount                                                                 Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                 ----      -----        --------       --------  ------
Other Variable Rate Demand Instruments (b) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Mississippi Business Finance Corporation RB
                (ED Smith Gem Incorporated Project)
                LOC Amsouth Bank N.A.                                   06/01/04     4.75%    $   4,000,000         P1
       500,000  Monroe County, MI EDC (Detroit Edison) - Series CC
                LOC Barclays Bank PLC                                   10/01/24     4.75           500,000       VMIG-1
     4,400,000  New Lenox, IL (Panduit Corporation)
                LOC Commerzbank A.G.                                    07/01/15     4.30         4,400,000       VMIG-1
     2,500,000  Ocean Highway & Port Authority, FL RB
                (Port, Airport & Marina Improvement)
                LOC ABN AMRO Bank N.V.                                  12/01/20     4.40         2,500,000       VMIG-1     A1+
     1,200,000  Orange County, FL IDRB
                LOC PNC Bank                                            12/01/03     3.85         1,200,000
     4,000,000  Palm Beach County, FL IDRB
                (Qo Chemicals Incorporated)
                LOC Sanwa Bank, Ltd.                                    03/01/02     4.65         4,000,000
     1,350,000  Parish of St. Charles State of L.A.
                (Shell Oil Company Project) - Series 1992 B             11/01/21     4.40         1,350,000       VMIG-1     A1+
     1,160,000  PeachTree City Refunding RB
                (Equitable - PCDC Associates III Project) - Series 1988
                LOC Nations Bank                                        07/01/10     4.30         1,160,000         A1
     1,900,000  Pitkin County, CO (Aspen Skiing Project) - Series B
                LOC First Chicago                                       04/01/14     4.95         1,900,000                  A1
     2,500,000  Portland, OR IDRB (Oregon Transfer Company)
                LOC US National Bank of Oregon                          11/01/01     5.03         2,500,000                  A1
     2,400,000  Portsmouth, VA Redevelopment & Housing Authority
                (Chowan Partners)
                LOC Central Fidelity Bank                               11/01/05     4.50         2,400,000
     3,200,000  Prentice, WI IDRB (Blount Incorporated Project)
                LOC Nations Bank                                        09/01/04     4.65         3,200,000                  A1
     2,250,000  Redmond, WA IDRB (Integrated Circuits Project)
                LOC Bank of America                                     07/01/03     4.35         2,250,000       VMIG-1
     4,000,000  Richmond, VA Redevelopment & Housing Authority
                (Tobacco Row)
                LOC Bayerische Landesbank Girozentrale                  10/01/24     4.55         4,000,000       VMIG-1
     2,500,000  Rosebud County, Forsyth, MT PCRB (Pacificorp)
                LOC Deutsche Bank A.G.                                  12/01/16     5.00         2,500,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    --------------
     Face                                                                Maturity                    Value                Standard
    Amount                                                                  Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                  ----      -----        --------       --------  ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$    3,000,000  Sacramento County, CA MHRB
                (Shadowood Apartments Project)
                LOC GE Capital Corp.                                     12/01/22     4.40%    $   3,000,000                  A1+
     2,100,000  Savannah, GA MHRB (Somerset Place)
                LOC Amsouth Bank N.A.                                    10/01/13     4.50         2,100,000                  A1+
     1,350,000  Sewickley Valley Hospital Authority, PA RN
                (D.T. Watson Rehab. Hospital)
                LOC PNC Bank                                             10/01/97     4.38         1,350,000
       500,000  Shelby County, TN Health Educational & Housing
                (Rhodes College)
                LOC National Westminster Bank PLC                        08/01/10     3.90           500,000                  A1+
     7,400,000  St. Lucie County, FL Solid Waste Disposal RB
                (FL Power & Light Co. Project) - Series 1993             01/01/27     4.60         7,400,000       VMIG-1     A1
     1,980,000  State of Alabama IDA (Sunshine Homes)
                LOC Amsouth Bank N.A.                                    09/01/04     4.75         1,980,000         P1       A1
       955,000  Sterling Heights, MI EDC (Sterling Shopping Center)
                LOC National Bank of Detroit                             12/01/10     4.35           955,000                  A1+
     1,000,000  Texas Capital Health Facilities Development Corporation
                (Island of Lake Travis)
                LOC Credit Suisse                                        12/01/16     4.45         1,000,000                  A1+
     5,750,000  The City of Columbus, IA EDRB
                (Rock-Tenn Company, Mill Division, Incorporated Project)
                LOC Trust Co. Bank of Atlanta                            05/01/15     4.55         5,750,000        P1       A1+
     3,000,000  Vermont State IDA IDRB (Reygate Project)
                LOC ABN AMRO Bank N.V.                                   12/01/15     4.50         3,000,000       VMIG-1
     1,500,000  Village of Bolingbrook
                LOC LaSalle National Bank                                11/01/19     4.55         1,500,000         P1       A1+
     2,000,000  Yakima County, WA Public Corporation (Longview Fibre)
                LOC ABN AMRO Bank N.V.                                   01/01/18     4.65         2,000,000
   -----------                                                                                    ----------
   154,878,000  Total Other Variable Rate Demand Instruments                                     154,878,000
   -----------                                                                                   -----------
Put Bonds (c) (9.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,930,000  City of Dayton, KY Industrial Building RB
                (RADAC Corporation) - Series 1994
                LOC Fifth Third Bank                                     10/02/95     4.95%    $   1,930,000
     2,500,000  Greater East, TX Higher Education
                Student Loan Authority - Series 1993B
                LOC Student Loan Marketing Association                   06/03/96     4.10         2,500,000       VMIG-1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                   Ratings (a)
                                                                                                                 ----------------
     Face                                                                 Maturity                    Value              Standard
    Amount                                                                   Date      Yield        (Note 2)     Moody's & Poor's
    ------                                                                   ----      -----        --------     --------  ------
Put Bonds (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    6,500,000  Hartford County, MD IDRB (A.O. Smith)
                LOC Bank One Milwaukee, N.A.                              03/01/96     4.10%    $   6,500,000
     1,500,000  Pennsylvania Higher Education Facilities Authority RB
                (Carnegie-Mellon University)                              05/01/96     4.50         1,500,000                 A1+
     2,000,000  Pierce County, WA EDC
                (Sea-Land Corporation Project) - Series 1984
                LOC Deutsche Bank A.G.                                    11/01/95     4.55         2,000,000
     2,500,000  Putnam County, FL Developement Authority
                (Seminole Electric) - Series H-3
                LOC National Rural Utilities                              03/15/96     3.75         2,500,000       VMIG-1    A1+
       600,000  Rhode Island Housing and Mortgage Finance Co.
                (Home Ownership Opportunity Bonds) - Series 17C
                LOC Bayerische Landesbank Girozentrale                    02/01/96     4.40           600,000
     3,080,000  Vermont State Educational & Health Building Finance Agency
                (Middlebury College)                                      11/01/95     4.15         3,080,000                  A1+
     2,000,000  Washington State Housing Finance Commission
                Single - Family Program Bonds - Series 1995A
                FGIC Insured                                              06/01/96     4.10         2,000,000         P1       A1+
    ----------                                                                                     ----------
    22,610,000  Total Put Bonds                                                                    22,610,000
    ----------                                                                                     ----------
Revenue Bond (c) (1.41%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,500,000  California HFA Housing Mortgage RB -  Series 1995E        02/01/96     4.60%    $   1,500,000        MIG-1    SP-1+
     2,000,000  South Texas Higher Education Authority RB
                Series 1993A-1                                            12/01/95     3.62         1,999,628         Aaa
    ----------                                                                                     ----------
     3,500,000  Total Revenue Bond                                                                  3,499,628
    ----------                                                                                     ----------
Tax Exempt Commercial Paper (c) (3.50%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  Beaver County, PA IDA PCRB
                (Duquesne Light Company)
                LOC Union Bank of Switzerland                             10/12/95     3.80%    $   2,000,000         P1       A1+
     1,000,000  Beaver County, PA IDA PCRB
                (Duquesne Light Company) - Series 1990C
                LOC Barclays Bank PLC                                     12/14/95     3.75         1,000,000         P1       A1+
     1,500,000  Burke County, GA
                (Oglethorpe Power Corporation) Project A
                LOC Credit Suisse                                         10/23/95     3.00         1,500,000       VMIG-1     A1+
     2,200,000  Business Finance Authority of the State of New Hampshire
                (NEPCO)                                                   11/08/95     3.75         2,200,000       VMIG-1     A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                   ----------------
     Face                                                                  Maturity                    Value               Standard
    Amount                                                                   Date      Yield        (Note 2)       Moody's & Poor's
    ------                                                                   ----      -----        --------       --------  ------
Tax Exempt Commercial Paper (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  Venango County, PA IDA RRB
                (Scrubgrass Project) - Series A
                LOC National Westminster Bank PLC                          11/30/95     3.80%    $   2,000,000         P1       A1+
    ----------                                                                                      ----------
     8,700,000  Total Tax Exempt Commercial Paper                                                    8,700,000
    ----------                                                                                      ----------
Variable Rate Demand Instruments - Participations (b) (0.98%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000  New Jersey State EDA IDRB
                (Hartz Mountain Industries Project)
                LOC Chemical Bank                                          01/01/02     5.69%    $   1,000,000         P1       A1
     1,000,000  New Jersey State EDA IDRB
                (Hartz Mountain Industries Project)
                LOC Chemical Bank                                          01/01/02     5.69         1,000,000         P1       A1
       433,376  Northhampton County, PA IDA IDRB
                (East Industrial Affiliates)
                LOC Chemical Bank                                          01/01/00     5.69           433,376         P1       A1
    ----------                                                                                      ----------
     2,433,376  Total Variable Rate Demand Instruments - Participations                              2,433,376
    ----------                                                                                      ----------
Variable Rate Demand Instruments - Private Placements (b) (4.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,185,000  El Paso Housing Finance Corporation MHRB 1993
                LOC GE Capital Corp.                                       09/01/96     4.25%    $   5,185,000                  A1+
     1,110,000  Jefferson County, MO IDA IDRB (Holley Partnership)
                LOC Chemical Bank                                          12/01/04     5.69         1,110,000         P1       A1
     1,101,663  New Jersey State EDA IDRB (Heary Modelle & Company)
                LOC Chemical Bank                                          09/01/00     5.69         1,101,663         P1       A1
     1,400,000  Tyler House Certificate Trust Variable Rate
                Certificates of Participation - Series 1995A
                LOC PNC Bank                                               08/01/25     4.90         1,400,000       VMIG-1
     2,460,000  York County, PA IDA IDRB
                (Manor Care of Kingston Court Incorporated)
                LOC Chemical Bank                                          12/01/08     5.69         2,460,000         P1       A1
   -----------                                                                                    ------------
    11,256,663  Total Variable Rate Demand Instruments - Private Placements                         11,256,663
   -----------                                                                                    ------------
                Total Investments (99.53%)(Cost $247,432,753+)                                     247,432,753
                Cash and Other Assets, Net of Liabilities (0.47%)                                    1,177,723
                                                                                                  ------------
                Net Assets (100.00%)                                                            $  248,610,476
                                                                                                  ============
              + Aggregate cost for federal income tax purpose is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Maturity dates of these securities are the next available put dates.


KEY:
     BAN      =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     EDA      =   Economic Development Authority                 IFA       =    Industrial Finance Agency
     EDC      =   Economic Development Corporation               LOC       =    Letter of Credit
     EDRB     =   Economic Development Revenue Bond              MBIA      =    Municipal Bond Insurance Association
     FGIC     =   Financial Guaranteed Insurance Company         PCRB      =    Pollution Control Revenue Bond
     GIC      =   Guaranteed Investment Contract                 RAN       =    Revenue Anticipation Note
     GO       =   General Obligation                             RB        =    Revenue Bond
     HRB      =   Hospital Revenue Bond                          TAN       =    Tax Anticipation Note
     IDA      =   Industrial Development Authority

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                           Cortland General            U.S. Government            Municipal Money
                                           Money Market Fund                Fund                   Market Fund
                                           -----------------           ---------------            ---------------
ASSETS:

  Investments in securities*............     $ 1,287,877,477              $ 262,160,869            $ 247,432,753

  Cash..................................                 --                      63,957                    --

  Interest receivable...................           1,820,351                    466,156                1,994,423

  Receivable for principal paydown......             741,460                        --                    18,362

  Other assets..........................                 --                       3,778                    --
                                           -----------------            ---------------           --------------

      Total Assets......................       1,290,439,288                262,694,760              249,445,538



LIABILITIES:

  Dividends payable.....................             521,440                    104,246                   69,712

  Management fee payable................             841,275                    165,316                  169,385

  Payable for securities purchased......                 --                   5,000,000                      --

  Other accounts payable................             545,517                    123,618                  595,965
                                           -----------------            ---------------          ---------------

      Total Liabilities.................           1,908,232                  5,393,180                  835,062
                                           -----------------            ---------------          ---------------



NET ASSETS..............................   $   1,288,531,056            $   257,301,580          $   248,610,476
                                           =================            ===============          ===============

NET ASSET VALUE:

Offering and Redemption price per share:

  ($ 1,288,531,056 / 1,291,062,614 shares)        $     1.00
                                                  ==========

  ($   257,301,580 / 258,007,927 shares)                                   $      1.00
                                                                            ===========

  ($   248,610,476 / 248,637,407 shares)                                                              $    1.00
                                                                                                       =========


* Including repurchase agreements amounting to $76,578,000 and $102,198,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1995
(UNAUDITED)
===============================================================================

                                              Cortland General            U.S. Government         Municipal Money
                                              Money Market Fund                Fund                  Market Fund
                                              -----------------           ---------------         ---------------

INVESTMENT INCOME

 Interest Income............................  $     35,129,216           $     7,134,832          $      5,223,376
                                               ---------------            --------------           ---------------

 Expenses:

    Management fee--Note 3(a)................        4,517,657                   939,866                   973,495

    Distribution support and services
      ----Note 3(c)..........................        1,466,621                   304,517                   315,995

    Directors' fees and expenses

      ----Note 3(b)..........................            7,465                     7,465                     7,464

    Other expenses...........................           40,632                     8,651                     8,396
                                               ---------------           ---------------           ---------------

        Total Expenses.......................        6,032,375                 1,260,499                 1,305,350
                                               ---------------           ---------------           ---------------

 Net Investment Income.......................       29,096,841                 5,874,333                 3,918,026



NET REALIZED GAIN (LOSS)
   ON INVESTMENTS

 Net realized gain (loss) on investments....            14,662           (        29,302)                      507
                                               ---------------            --------------           ---------------

 Increase in net assets from operations.....  $     29,111,503           $     5,845,031          $      3,918,533
                                               ===============            ==============           ===============

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================


                                             Cortland General              U.S. Government                  Municipal Money
                                            Money Market Fund                   Fund                          Market Fund
                                       ---------------------------     ------------------------      --------------------------

                                          For the                         For the                       For the
                                         Six Months        For the      Six Months       For the      Six Months       For the
                                           Ended            Year           Ended          Year          Ended            Year
                                       September 30,        Ended      September 30,      Ended      September 30,      Ended
                                           1995           March 31,        1995         March 31,        1995         March 31,
                                        (Unaudited)         1995        (Unaudited)       1995        (Unaudited)       1995
                                         ---------        --------       ---------      --------       ---------      --------

 Operations:

 Net investment income....             $ 29,096,841   $ 35,643,987    $ 5,874,333     $ 8,199,294     $ 3,918,026   $ 5,736,793

 Net realized gain (loss) on
     investments..........                   14,662    ( 7,013,370)   (    29,302)    ( 2,047,537)            507    (     754)
                                        -----------     ----------     ----------      ----------       ---------     ---------
 Increase in net assets
     from operations......               29,111,503     28,630,617      5,845,031       6,151,757       3,918,533     5,736,039

 Distributions
     to shareholders from:

 Net investment income...             (  29,087,029)  ( 35,628,040)   ( 5,874,333)    ( 8,199,294)    ( 3,918,026)  ( 5,736,793)


 Capital share
      transactions net (Note 4)         294,652,621     70,010,177     39,023,747    ( 15,098,141)     24,569,009  ( 16,528,510)

 Contribution of capital from
      investment manager (Note 3d)          --           4,441,391          --          1,370,492          --           --
                                        -----------     ----------     ----------     -----------     -----------   -----------

 Total increase (decrease)              294,677,095     67,454,145     38,994,445    ( 15,775,186)     24,569,516  ( 16,529,264)

 Net assets:
 Beginning of period.....               993,853,961    926,399,816     218,307,135    234,082,321     224,040,960   240,570,224
                                      -------------    -----------     -----------    -----------     -----------   -----------

 End of period*..........            $1,288,531,056   $993,853,961    $257,301,580   $218,307,135    $248,610,476  $224,040,960
                                      =============    ===========     ===========    ===========     ===========   ===========



* Includes undistributed net investment income of $25,759 and $15,947 in Cortland General Money Market Fund at September 30, 1995 and March 31,
     1995, respectively.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================
Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the other shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 1995, there were 7,571,706 Pilgrim Shares outstanding.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 1995, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $784,749, $270,309 and $34,910, respectively, available for Federal Income Tax purposes to be applied against future securities profit, if any.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================
Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or reimburse each of the Funds, to the extent required, so that the amount of the ordinary expenses incurred by each of the Funds (excluding brokerage commissions, interest, taxes, distribution support and service expenses and extraordinary expenses) do not exceed the expense limitations imposed by the securities laws or regulations of those states or jurisdictions in which the Funds' shares are registered or qualified for sale. Currently, the only such expense limitation requires that ordinary Fund expenses (excluding brokerage commissions, interest, taxes, distribution support and service expenses and extraordinary expenses) for any fiscal year do not exceed 2.5% of the first $30 million of each Fund's average daily net assets, plus 2% of the next $70 million of each Fund's average daily net assets, plus 1.5% of each Fund's average daily net assets in excess of $100 million. No reimbursement was required pursuant to the expense limitation for the period ended September 30, 1995.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, subject to each Fund's expense limitation, each Fund can make payments of up to 0.25% per annum of it's average daily net assets for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of company's shares.

(d) On November 4,1994, in order to maintain the net asset value of the Cortland General Fund and U.S. Government Fund at $1.00 per share, the Manager purchased U.S. Government Agency Securities, from the Cortland General Fund and U.S. Government Fund for $67,861,655 and $22,920,464, respectively, which was equal to the respective Portfolio's amortized cost or carrying value on that
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

Note 3-Management Fee and Other Transactions With Affiliates (Continued):

date. The securities had a fair value of $63,420,264 and $21,549,972 for the Cortland General Fund and U.S. Government Fund, respectively, on this date. The excess over the fair value ($4,441,391 and $1,370,492 for the Cortland General Fund and U.S. Government Fund, respectively) that was paid by the Manager has been classified by the Cortland General Fund and U.S. Government Fund as a realized loss in the Statements of Operations and capital contribution in the Statements of Changes in Net Assets. These amounts also were reclassified from accumulated net realized loss to paid in capital due to a permanent book and tax difference.

Note 4-Capital Share Transactions:

At September 30, 1995, 3 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each fund were all at $1.00 per share and are summarized for the period as follows:


                         Cortland General Money                                                   Municipal Money
                                Market Fund                   U.S. Government Fund                   Market Fund
                        ----------------------------       ---------------------------     -----------------------------
                           For the      For the Year          For the     For the Year         For the      For the Year
                             Six            Ended               Six          Ended               Six            Ended
                        Months Ended      March 31,        Months Ended     March 31,       Months Ended      March 31,
                        September 30,       1995           September 30,       1995         September 30,        1995
                            1995         (Audited)             1995        (Audited)            1995         (Audited)
                        -------------     -------           ------------    -------         -------------    -----------

Shares sold........     2,992,006,946   3,635,190,794        586,913,942    896,820,365       581,768,730     885,996,924
Dividends reinvested       28,988,350      35,554,748          5,861,120      8,185,929         3,910,442       5,728,150
                        -------------   -------------        -----------    -----------       -----------     -----------
                        3,020,995,296   3,670,745,542        592,775,062    905,006,294       585,679,172     891,725,074

Shares redeemed....    (2,726,342,675) (3,600,735,365)      (553,751,315)  (920,104,435)     (561,110,163)   (908,253,584)
                        -------------   -------------        -----------    -----------       -----------     -----------
Net increase (decrease)   294,652,621      70,010,177         39,023,747   ( 15,098,141)       24,569,009    ( 16,528,510)
                        =============   =============        ===========    ===========       ===========     ===========

The components of net assets for the period ended September 30, are as follows:

                          Cortland General Money                                                    Municipal Money
                                Market Fund                  U.S. Government Fund                    Market Fund
                         ---------------------------      ---------------------------      -----------------------------

                            For the      For the Year         For the     For the Year         For the      For the Year
                              Six            Ended              Six          Ended               Six            Ended
                         Months Ended      March 31,        Months Ended    March 31,        Months Ended     March 31,
                          September 30,      1995           September 30,     1995           September 30,      1995
                              1995         (Audited)            1995        (Audited)            1995         (Audited)
                         --------------  ------------       ------------- ------------       -------------  ------------
Paid-in capital....      1,291,062,614    996,409,993         258,007,927  218,984,180         248,637,407   224,068,398
Undistributed realized
   capital losses..     (    2,557,317)  (  2,571,979)       (    706,347)(    677,045)       (     26,931) (     27,438)
Undistributed net
   investment income            25,759         15,947              --          --                  --              --
                         -------------    -----------         -----------   -----------        -----------    -----------
Total net assets...      1,288,531,056    993,853,961         257,301,580   218,307,135        248,610,476    224,040,960
                         =============    ===========         ===========   ===========        ===========    ===========

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

Note 5-Financial Highlights:


                                                                   Cortland General Money Market Fund
                                            ---------------------------------------------------------------------------------------
                                            Six Months Ended
                                            September 30, 1995               For the Year Ended March 31,
                                                              ---------------------------------------------------------------------
                                                (Unaudited)      1995            1994         1993         1992        1991
                                                 ---------      ------          ------       ------       ------      ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....         $ .9974        $1.0000       $1.0000      $1.0000      $1.0000      $ .9999
                                                  -------        -------       -------      -------      -------      -------

Income from investment operations:
  Net investment income..................           .0252          .0384         .0250        .0284        .0470        .0706
  Net realized and unrealized
    gain/(loss) on investments...........           .0006      (   .0026)+       .0001          --           --         .0001
                                                   ------      ---------     ---------     --------     --------     --------
Total from investment operations.........           .0258          .0358         .0251        .0284        .0470        .0707

Less distributions:
  Dividends from net investment income..          ( .0252)     (   .0384)    (   .0250)   (   .0284)   (   .0470)    (  .0706)
  Dividends from net realized gain
    on investments.......................             --              --       ( .0001)         --           --           --
                                                  -------      ---------     ---------     --------     --------     --------
Total distributions......................         ( .0252)       ( .0384)    (   .0251)    (  .0284)    (  .0470)    (  .0706)
                                                  -------      ---------     ---------     --------     --------     --------
Net asset value, end of period...........         $ .9980        $ .9974       $1.0000      $1.0000      $1.0000      $1.0000
                                                  =======      =========     =========     ========     ========     ========

Total Return.............................          5.12%++        3.91%+        2.53%        2.88%        4.81%        7.42%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $1,288,531       $993,854      $926,400     $904,735     $906,662     $805,993

Ratios to average net assets:
  Expenses...............................          1.03%++        1.03%*        1.02%*       1.00%*       1.01%*       1.01%*
  Net investment income..................          4.95%++        3.84%         2.48%        2.84%        4.67%        7.06%


*    Management and  distribution  support and services fee of .02%, .02%, .04%,
     .04% and .04% of average net assets,  respectively,  were waived during the years ended 1995, 1994, 1993, 1992 and 1991.
+    Includes  the effect of a capital  contribution  from the Manager (see Note
     3).  Without a capital  contribution  the net realized loss on  investments would  have been  $.0070  per share and the total  return  would  have been
     2.89%.
++   Annualized

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

Note 5-Financial Highlights: (Continued)



                                                                          U.S. Government Fund
                                           ----------------------------------------------------------------------------------------
                                           Six Months Ended
                                           September 30, 1995               For the Year Ended March 31,
                                                          -------------------------------------------------------------------------
                                               (Unaudited)          1995         1994         1993         1992          1991
                                                ---------          ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....         $ .9969         $1.0000       $1.0000      $1.0000      $1.0000      $ .9998
                                                  -------         -------       -------      -------      -------      -------

Income from investment operations:
  Net investment income..................           .0241           .0377         .0250        .0290        .0466        .0676


  Page 23
  Net realized and unrealized
    gain/(loss) on investments...........           .0004        (  .0031)+       .0002        --           .0004        .0002
                                                  -------         --------    ---------     --------     --------     --------
Total from investment operations.........           .0245           .0346         .0252        .0290        .0470        .0678

Less distributions:
  Dividends from net investment income..          ( .0241)       (  .0377)    (   .0250)    (  .0290)    (  .0466)    (  .0676)
  Dividends from net realized gain
    on investments.......................            --             --        (   .0002)         --      (  .0004)       --
                                                  -------        --------     ---------     --------     --------     --------
Total distributions......................         ( .0241)       (  .0377)    (   .0252)    (  .0290)    (  .0470)    (  .0676)
                                                  -------        --------     ---------     --------     --------     --------
Net asset value, end of period...........         $ .9973        $  .9969       $1.0000      $1.0000      $1.0000      $1.0000
                                                  =======        ========     =========     ========     ========     ========

Total Return.............................          4.96%++         3.84%+        2.55%        2.94%         4.77%       6.94%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)         $257,302       $218,307      $234,082     $242,199      $230,778    $188,419

Ratios to average net assets:
  Expenses...............................          1.03%++         1.04%*        1.04%*       1.01%*        1.00%*      1.01%*
  Net investment income..................          4.80%++         3.74%         2.47%        2.89%         4.63%       6.66%

*    Management and  distribution  support and services fee of .01%, .01%, .04%,
     .045% and .045% of average net assets, respectively, were waived during the years ended 1995, 1994, 1993, 1992 and 1991.
+    Includes  the effect of a capital  contribution  from the Manager (see Note
     3).  Without a capital  contribution  the net realized loss on  investments would  have been  $.0094  per share and the total  return  would  have been
     2.81%.
++   Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================
Note 5-Financial Highlights: (Continued)


                                                                       Municipal Money Market Fund
                                       --------------------------------------------------------------------------------------------
                                        Six Months Ended
                                       September 30, 1995               For the Year Ended March 31,
                                                          -------------------------------------------------------------------------
                                           (Unaudited)       1995         1994         1993         1992         1991
                                            ---------       ------       ------       ------       -----        -----

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...      $ .9999        $ .9999       $ .9999      $1.0000     $  .9999     $  .9999
                                             -------        -------       -------      -------     --------     --------

Income from investment operations:
  Net investment income................        .0158          .0255         .0180        .0224        .0374        .0502


  Page 24
  Net realized and unrealized
    gain/(loss) on investments.........         --             --            --      (  .0001)       .0001        --
                                             -------       -------       -------     --------      -------     --------
Total from investment operations.......       .0158          .0255         .0180        .0223        .0375        .0502

Less distributions:
  Dividends from net investment income      ( .0158)      (  .0255)     (  .0180)    (  .0224)    (  .0374)    (  .0502)
  Dividends from net realized gain
    on investments.....................        --              --          --           --           --           --
                                             ------        -------      --------      -------     --------      -------
Total distributions....................       .0158        ( .0255)    (   .0180)    (  .0224)    (  .0374)    (  .0502)
                                             ------        -------      --------      -------     --------      -------
Net asset value, end of period.........     $ .9999        $ .9999       $ .9999      $ .9999      $1.0000      $ .9999
                                            =======        =======      ========      =======      =======      =======

Total Return...........................      3.19%+         2.58%         1.82%        2.26%        3.81%        5.22%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)    $248,610       $224,041      $240,570     $210,521     $210,948     $166,770

Ratios to average net assets:
  Expenses.............................      1.03%+          .99%*         .98%*        .92%*        .92%*        .89%*
  Net investment income................      3.09%+         2.54%         1.79%        2.22%        3.70%        5.00%


*    Management and  distribution  support and services fee of .02%, .02%, .04%,
     .04% and .04% of average net assets,  respectively,  were waived during the years ended 1995, 1994, 1993, 1992 and 1991.
+    Annualized


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